Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Exercise Prices One [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding Number Outstanding (in Shares)	14,789,573	14,789,573
Warrants Outstanding Weighted-Average Remaining Contractual Life (years)	2 years 9 months 18 days	3 years
Warrants Outstanding Weighted-Average Exercise Price	$ 0.07	$ 0.07
Warrants Exercisable Number Exercisable (in Shares)	14,789,573	14,789,573
Warrants Exercisable Weighted-Average Exercise Price	$ 0.07	$ 0.07
Exercise Prices One [Member] | Minimum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding, Exercise Prices	0.0001	0.0001
Exercise Prices One [Member] | Maximum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding, Exercise Prices	$ 0.09	$ 0.09
Exercise Prices Two [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding Number Outstanding (in Shares)	9,474,380	9,474,380
Warrants Outstanding Weighted-Average Remaining Contractual Life (years)	2 years 6 months	2 years 8 months 12 days
Warrants Outstanding Weighted-Average Exercise Price	$ 0.17	$ 0.17
Warrants Exercisable Number Exercisable (in Shares)	9,474,380	9,474,380
Warrants Exercisable Weighted-Average Exercise Price	$ 0.17	$ 0.17
Exercise Prices Two [Member] | Minimum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding, Exercise Prices	0.1	0.1
Exercise Prices Two [Member] | Maximum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding, Exercise Prices	$ 0.24	$ 0.24
Exercise Prices Three [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding Number Outstanding (in Shares)	31,486,448	31,666,448
Warrants Outstanding Weighted-Average Remaining Contractual Life (years)	3 years 1 month 6 days	3 years 3 months 18 days
Warrants Outstanding Weighted-Average Exercise Price	$ 0.31	$ 0.31
Warrants Exercisable Number Exercisable (in Shares)	31,486,448	31,666,448
Warrants Exercisable Weighted-Average Exercise Price	$ 0.31	$ 0.31
Exercise Prices Three [Member] | Minimum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding, Exercise Prices	0.25	0.25
Exercise Prices Three [Member] | Maximum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding, Exercise Prices	$ 0.49	$ 0.49
Exercise Prices Four [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding Number Outstanding (in Shares)	3,616,591	3,866,591
Warrants Outstanding Weighted-Average Remaining Contractual Life (years)	4 years 1 month 6 days	4 years 1 month 6 days
Warrants Outstanding Weighted-Average Exercise Price	$ 0.69	$ 0.67
Warrants Exercisable Number Exercisable (in Shares)	3,616,591	3,866,591
Warrants Exercisable Weighted-Average Exercise Price	$ 0.69	$ 0.67
Exercise Prices Four [Member] | Minimum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding, Exercise Prices	0.5	0.5
Exercise Prices Four [Member] | Maximum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding, Exercise Prices	$ 1.05	$ 1.05
Exercise Prices Five [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding Number Outstanding (in Shares)	59,366,992	59,796,992
Warrants Outstanding Weighted-Average Remaining Contractual Life (years)	3 years	3 years 2 months 12 days
Warrants Outstanding Weighted-Average Exercise Price	$ 0.25	$ 0.25
Warrants Exercisable Number Exercisable (in Shares)	59,366,992	59,796,992
Warrants Exercisable Weighted-Average Exercise Price	$ 0.25	$ 0.25
Exercise Prices Five [Member] | Minimum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding, Exercise Prices	0.05	0.05
Exercise Prices Five [Member] | Maximum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of stock warrants outstanding [Line Items]
Warrants Outstanding, Exercise Prices	$ 1	$ 1